As filed with the Securities and Exchange Commission on March 30, 2001.


                                                               File No. 33-81574
                                                               File No. 811-8620
- ------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 11


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 14



                               THE MILESTONE FUNDS
                         (Formerly LEARNING ASSETS(TM))
             (Exact Name of Registrant as Specified in its Charter)

                One Executive Boulevard, Yonkers, New York 10701
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 800-941-6453

        ----------------------------------------------------------------

                                 Guy S. Nordahl
                                100 Church Street
                            New York, New York 10286
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue

                            New York, New York 10019

        ----------------------------------------------------------------

             It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to Rule 485, paragraph (b)
___ on [date] pursuant to Rule 485, paragraph (b)
___ 60 days after filing pursuant to Rule 485, paragraph (a)(i)
___ on [date] pursuant to Rule 485, paragraph (a)(i)
___ 75 days after filing pursuant to Rule 485, paragraph (a)(ii)
___ on [date] pursuant to Rule 485, paragraph (a)(ii)
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART A

Form N-1A                                     Location in Prospectus
Item No.                                      (Caption)
-----------                                   ----------------------------------

Item 1.    Front and Back Cover Pages         Front Cover Page; Back Cover Page

Item 2.    Risk/Return Summary:               Risk/Return Summary - Investment
           Investments, Risks and             Objective; Investment Strategies;
           Performance                        Principal Risks; Bar Chart and
                                              Performance Table

Item 3.    Risk/Return Summary: Fee Table     Risk/Return Summary - Fees and
                                              Expenses of the Fund

Item 4.    Investment Objectives, Principal   Investment Objective and Principal
           Investment Strategies, and         Investment Strategies
           Related Risks

Item 5.    Management's Discussion of         Not Applicable
           Fund Performance

Item 6.    Management, Operation and          Management of the Portfolio
           Capital Structure


Item 7.    Shareholder Information            Other Information - Determination
                                              of Net Asset Value; How to Invest
                                              in the Portfolio; How to Redeem
                                              Shares of the Portfolio;
                                              Dividends, Distributions and Tax
                                              Matters

Item 8.    Distribution Arrangements          Other Information - Distribution
                                              Plan, Shareholder Services

Item 9.    Financial Highlights Information   Financial Highlights

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART B


                                                    Location in Statement
Form N-1A                                         of Additional Information
Item No.                                                  (Caption)
-----------                                   ----------------------------------

Item 10.   Cover Page and Table of            Cover Page
           Contents

Item 11.   Fund History                       Other Information-the Trust and
                                              its Shareholders


Item 12.   Description of the Fund and its    Investment Objective and Policies;
           Investments and Risks              Additional Investment Policies and
                                              Practices; Investment Limitations

Item 13.   Management of the Fund             Management of the Portfolio

Item 14.   Control Persons and Principal      Management of the Portfolio;
           Holders of Securities              Trustees and Officers; Other
                                              Information; Ownership of
                                              Shares of the Portfolio

Item 15.   Investment Advisory and Other      Management of the Portfolio
           Services

Item 16.   Brokerage Allocation and Other     Portfolio Transactions
           Practices

Item 17.   Capital Stock and Other            Determination of Net Asset Value
           Securities

Item 18.   Purchase, Redemption and           Portfolio Transactions; Additional
           Pricing of Shares                  Purchase and Redemption
                                              Information

Item 19.   Taxation of the Fund               Taxation

Item 20.   Underwriters                       Management of the Portfolio

Item 21.   Calculation of Performance Data    Advertising

Item 22.   Financial Statements               Other Information

--------------------------------------------------------------------------------

   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------





                                 ---------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                 ---------------



                      -------------------------------------

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                 MARCH 30, 2001

                     --------------------------------------



                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.














   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

                                 ---------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                 ---------------

                         TREASURY OBLIGATIONS PORTFOLIO
                              INSTITUTIONAL SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com


======================================== TABLE OF CONTENTS ============================================

                                             PAGE                                                 PAGE
   Risk/Return Summary ......................    2   How to Redeem Shares of the Portfolio .......   8
   Investment Objective and Principal                Dividends, Distributions and Tax Matters ....   9
     Investment Strategies ..................    4   Other Information ...........................  10
   Management of the Portfolio ..............    5   Financial Highlights ........................  11
   How to Invest in the Portfolio ...........    6
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:


        o  short-term obligations of the U.S. Treasury; and

        o repurchase agreements fully collateralized by obligations of the U.S. Treasury.


The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS  _______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1995 through December 31, 2000. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

[Figures below represent bar chart in printed piece.]


12/31/96            5.34%
12/31/97            5.47%
12/31/98            5.38%
12/31/99            4.95%
12/31/00            6.20%



                              INSTITUTIONAL SHARES

The best performance for a quarter was 1.61% (for the quarter ended December 31, 2000). The worst performance was 1.16% (for the quarter ended March 31, 1999).

--------------------------------------------------------------------------------
     AVERAGE ANNUAL RETURNS                                   SINCE INCEPTION
        AS OF 12/31/00                   ONE YEAR           OF THE SHARE CLASS
--------------------------------------------------------------------------------
  Treasury Obligations Portfolio           6.20%                  5.56%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Institutional Share Class was 6/20/95. The inception date of the Fund was 12/30/94.

The Institutional Shares' seven-day current yield on 12/31/00 was 6.23%. For the Institutional Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) ............................   None
     Maximum Deferred Sales Charge (Load) .............................   None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......   None
     Redemption Fee ...................................................   None
     Exchange Fee .....................................................   None
     Maximum Account Fee ..............................................   None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

      Management Fees ................................................  0.10%
      Distribution (12b-1) Fees ......................................  None
      Shareholder Servicing Fees. ....................................  0.10%*
      Other Expenses. ................................................  0.05%
                                                                        ----
      Total Annual Fund Operating Expenses. ..........................  0.25%*
                                                                        ====
      Expenses Reimbursed to Fund ....................................  0.05%*
      Net Annual Operating Expenses
        (expenses actually incurred by the Fund) .....................  0.20%


--------------
* Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses of up to .10% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Institutional Shares to 0.20%.

EXAMPLE

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:


         o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

         o  your investment has a 5% return each year; and

         o  the Portfolio's operating expenses remain the same.


                                                                1 Year*   3 Years*    5 Years*    10 Years*
                                                                ------    -------     -------     --------
Although your actual costs may be higher or lower, under
these assumptions, your costs would be:                           $20        $75       $136          $313


------------------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.


--------------------------------------------------------------------------------
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a Fundamental Policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.


ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.


--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of The Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers".

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.


Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.


The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business

Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.



To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR www.milecap.com.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

    Your name
    Address
    Telephone number
    Taxpayer ID number
    The amount being wired
    The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Institutional Shares of the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.


--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.


FIRM INDICATION OF REDEMPTION          COMPLETED            REDEMPTION
REQUEST AND APPROXIMATE SIZE OF        REDEMPTION           PROCEEDS
REDEMPTION RECEIVED                    ORDER RECEIVED       ORDINARILY         DIVIDENDS
-----------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time              By 5:00 p.m.         Wired same         Not earned on the
                                       Eastern Time         Business Day       day request received

After 2:30 p.m. Eastern Time           After 5:00 p.m.      Wired next         Earned on day
                                       Eastern Time         Business Day       request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.


--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.


--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Institutional Shares, the Portfolio also offers Investor Shares, Financial Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, for the years ended November 30, 1997 through November 30, 2000 and by other independent auditors for the year ended November 30, 1996. The financial statements and independent auditors' report thereon of the Portfolio's financial statements are included in the Portfolio's Annual Report, which is available upon request.

                                 FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                     ENDED             ENDED              ENDED              ENDED               ENDED
                               NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997  NOVEMBER 30, 1996
                               -----------------  -----------------  -----------------  -----------------  -----------------
Beginning net asset
  value per share .............   $     1.00         $     1.00          $     1.00          $     1.00         $     1.00
                                  ----------         ----------          ----------          ----------         ----------
Net investment income .........        0.059              0.048               0.053               0.053              0.052
Dividends from net
  investment income ...........       (0.059)            (0.048)             (0.053)             (0.053)            (0.052)
                                  ----------         ----------          ----------          ----------         ----------
Ending net asset value
  per share ...................   $     1.00         $     1.00          $     1.00          $     1.00         $     1.00
                                  ==========         ==========          ==========          ==========         ==========
Total return ..................         6.11%              4.91%               5.45%               5.46%              5.37%
Ratios/supplemental data
Net assets at the end of
  period (000's omitted) ......   $  887,097         $1,199,513          $1,686,835          $1,183,905         $  897,173
Ratios to average net assets:
  Expenses (a) ................         0.20%              0.20%               0.20%               0.20%              0.20%
  Net investment income .......         5.91%              4.79%               5.30%               5.32%              5.21%

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.00%, and 0.01% for each of the respective periods represented.

                                   -----------
                                       THE
----------------------------------- MILESTONE ----------------------------------
                                      FUNDS
                                   -----------


                  ADVISER                          ADMINISTRATOR / CUSTODIAN
   ------------------------------------           ---------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.               The Bank of New York
          One Executive Boulevard                      100 Church Street
             Yonkers, NY 10701                        New York, NY 10286



               LEGAL COUNSEL                         INDEPENDENT AUDITORS
   ------------------------------------           ---------------------------
    Kramer Levin Naftalis & Frankel LLP              Deloitte & Touche LLP
             919 Third Avenue                     Two World Financial Center
            New York, NY 10022                      New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
        -----------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806



  STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

  ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.


  TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.


  INVESTMENT COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------




                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   -----------


                         ------------------------------

                                 INVESTOR SHARES

                                   PROSPECTUS

                                 MARCH 30, 2001

                         ------------------------------



                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.









   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   -----------

                         TREASURY OBLIGATIONS PORTFOLIO
                                 INVESTOR SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com

==================================== TABLE OF CONTENTS ==============================================

                                            PAGE                                                PAGE
   Risk/Return Summary ......................   2   How to Redeem Shares of the Portfolio .......  8
   Investment Objective and Principal               Dividends, Distributions and Tax Matters ....  9
     Investment Strategies ..................   4   Other Information ........................... 10
   Management of the Portfolio ..............   5   Financial Highlights ........................ 11
   How to Invest in the Portfolio ...........   6
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:


         o  short-term obligations of the U.S. Treasury; and

         o repurchase agreements fully collateralized by obligations of the U.S. Treasury.


The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS  _______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1995 through December 31, 2000. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

[Figures below represent bar chart in printed piece.]

12/31/96            5.08%
12/31/97            5.26%
12/31/98            5.17%
12/31/99            4.73%
12/31/00            5.99%

                                 INVESTOR SHARES

The best performance for a quarter was 1.56% (for the quarter ended December 31, 2000). The worst performance was 1.11% (for the quarter ended March 31, 1999).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL RETURNS                                  SINCE INCEPTION
          AS OF 12/31/00                  ONE YEAR           OF THE SHARE CLASS
--------------------------------------------------------------------------------
  Treasury Obligations Portfolio            5.99%                   5.33%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Investor Share Class was 12/30/94.

The Investor Shares' seven-day current yield on 12/31/00 was 6.04%. For the Investor Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) .............................  None
     Maximum Deferred Sales Charge (Load) ..............................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends .......  None
     Redemption Fee ....................................................  None
     Exchange Fee ......................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):


       Management Fees .............................................    0.10%
       Distribution (12b-1) Fees ...................................    None
       Shareholder Servicing Fees ..................................    0.25%
       Other Expenses ..............................................    0.05%
                                                                        ----
       Total Annual Fund Operating Expenses ........................    0.40%
                                                                        ====

EXAMPLE

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:


         o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

         o  your investment has a 5% return each year; and

         o  the Portfolio's operating expenses remain the same.


                                                                  1 Year*   3 Years*    5 Years*    10 Years*
                                                                  ------    -------     -------     --------
Although your actual costs may be higher or lower, under
these assumptions, your costs would be: .........................   $41       $128       $224          $505


---------------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends.

--------------------------------------------------------------------------------
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the

         "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.


ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of the Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers".

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.


The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR www.milecap.com.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

    Your name
    Address
    Telephone number
    Taxpayer ID number
    The amount being wired
    The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

    The Bank of New York, ABA # 021000018
    A/C # 8900276541
    FBO Milestone Funds Treasury Obligations Portfolio Operating Account
    Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The  minimum  initial   investment  in  Investor  Shares  of  the  Portfolio  is
$1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.


FIRM INDICATION OF REDEMPTION        COMPLETED          REDEMPTION
REQUEST AND APPROXIMATE SIZE OF      REDEMPTION         PROCEEDS
REDEMPTION RECEIVED                  ORDER RECEIVED     ORDINARILY         DIVIDENDS
-------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time            By 5:00 p.m.       Wired same         Not earned on the
                                     Eastern Time       Business Day       day request received

After 2:30 p.m. Eastern Time         After 5:00 p.m.    Wired next         Earned on day
                                     Eastern Time       Business Day       request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Investor Shares, the Portfolio also offers Institutional Shares, Financial Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, for the years ended November 30, 1997 through November 30, 2000 and by other independent auditors for the year ended November 30, 1996. The financial statements and independent auditors' report thereon are included in the Portfolio's Annual Report, which is available upon request.

                                   FOR THE YEAR      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED             ENDED
                                NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997  NOVEMBER 30, 1996
                                -----------------  -----------------  -----------------  -----------------  -----------------
Beginning net asset
  value per share ..............   $    1.00           $    1.00           $    1.00         $    1.00          $    1.00
                                   ---------           ---------           ---------         ---------          ---------
Net investment income ..........       0.057               0.046               0.051             0.051              0.050
Dividends from net
  investment income ............      (0.057)             (0.046)             (0.051)           (0.051)            (0.050)
                                   ---------           ---------           ---------         ---------          ---------
Ending net asset value
  per share ....................   $    1.00           $    1.00           $    1.00         $    1.00          $    1.00
                                   =========           =========           =========         =========          =========
Total return ...................        5.89%               4.69%               5.23%             5.23%              5.11%
Ratios/supplemental data
Net assets at the end of
  period (000's omitted) .......   $ 311,868           $ 343,781           $ 421,088         $ 385,229          $  82,915
Ratios to average net assets:
  Expenses (a) .................        0.40%               0.40%               0.40%             0.41%              0.45%
  Net investment income ........        5.72%               4.60%               5.08%             5.13%              4.99%

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.00%, and 0.01% for each of the respective periods represented.

                                  ------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  ------------

                  ADVISER                          ADMINISTRATOR / CUSTODIAN
    ----------------------------------            ---------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.               The Bank of New York
          One Executive Boulevard                      100 Church Street
             Yonkers, NY 10701                        New York, NY 10286



               LEGAL COUNSEL                         INDEPENDENT AUDITORS
    ----------------------------------            ---------------------------
    Kramer Levin Naftalis & Frankel LLP              Deloitte & Touche LLP
             919 Third Avenue                     Two World Financial Center
            New York, NY 10022                      New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
           ----------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806



  STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

  ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.

  TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

  INVESTMENT COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------



                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------


                            -------------------------

                                FINANCIAL SHARES

                                   PROSPECTUS

                                 MARCH 30, 2001

                            -------------------------


                               INVESTMENT ADVISER

                       MILESTONE CAPITAL MANAGEMENT, L.P.








   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------

                         TREASURY OBLIGATIONS PORTFOLIO
                                FINANCIAL SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com


========================================  TABLE OF CONTENTS  ========================================

                                            PAGE                                                 PAGE

   Risk/Return Summary .......................  2   How to Redeem Shares of the Portfolio ........  8
   Investment Objective and Principal               Dividends, Distributions and Tax Matters .....  9
   Investment Strategies .....................  4   Other Information ............................ 10
   Management of the Portfolio ...............  5   Financial Highlights ......................... 11
   How to Invest in the Portfolio ............  6


--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:


         o  short-term obligations of the U.S. Treasury; and

         o repurchase agreements fully collateralized by obligations of the U.S. Treasury.


The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS   ______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2000. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

[Figures below represent bar chart in printed piece.]

12/31/98       5.43%
12/31/99       5.01%
12/31/00       6.26%

                                FINANCIAL SHARES

The best performance for a quarter was 1.62% (for the quarter ended December 31, 2000). The worst performance was 1.17% (for the quarter ended March 31, 1999).


--------------------------------------------------------------------------------
      AVERAGE ANNUAL RETURNS                                SINCE INCEPTION
          AS OF 12/31/00                 ONE YEAR         OF THE SHARE CLASS
--------------------------------------------------------------------------------
  Treasury Obligations Portfolio           6.26%                 5.61%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Financial Share Class was 3/13/97. The inception date of the Fund was 12/30/94.

The Financial Shares' seven-day current yield on 12/31/00 was 6.28%. For the Financial Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

      Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price) ............................  None
      Maximum Deferred Sales Charge (Load) .............................  None
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......  None
      Redemption Fee ...................................................  None
      Exchange Fee .....................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

      Management Fees ................................................   0.10%
      Distribution (12b-1) Fees ......................................   None
      Shareholder Servicing Fees .....................................   0.05%*
      Other Expenses .................................................   0.05%
                                                                         ----
      Total Annual Fund Operating Expenses ...........................   0.20%
                                                                         ====
      Expenses Reimbursed to Fund ....................................   0.05%*
      Net Annual Fund Operating Expenses
        (expenses actually incurred by the Fund) .....................   0.15%


---------------

* Under the Shareholder Servicing Plan, the Financial Shares may incur expenses of up to 0.05% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Financial Shares to 0.15%.


EXAMPLE

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:


     o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

     o    your investment has a 5% return each year; and

     o    the Portfolio's operating expenses remain the same.


                                                                  1 Year*   3 Years*    5 Years*    10 Years*
                                                                  ------    -------     -------     --------
Although your actual costs may be higher or lower, under
these assumptions, your costs would be:                             $15        $59       $108          $250


----------------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing only in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of The Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers".

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.


Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.


The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business

Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.


To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

    Your name
    Address
    Telephone number
    Taxpayer ID number
    The amount being wired
    The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

    The Bank of New York, ABA # 021000018
    A/C # 8900276541
    FBO Milestone Funds Treasury Obligations Portfolio Operating Account
    Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Financial Shares of the Portfolio is $20,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE
(6453).

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemp tion authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.


FIRM INDICATION OF REDEMPTION       COMPLETED         REDEMPTION
REQUEST AND APPROXIMATE SIZE OF     REDEMPTION        PROCEEDS
REDEMPTION RECEIVED                 ORDER RECEIVED    ORDINARILY      DIVIDENDS
---------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time           By 5:00 p.m.      Wired same      Not earned on the
                                    Eastern Time      Business Day    day request received

After 2:30 p.m. Eastern Time        After 5:00 p.m.   Wired next      Earned on day
                                    Eastern Time      Business Day    request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $2,000,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.05% of the average daily net assets of the Financial Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Financial Shares owned by investors for which the share-holder servicing agent maintains a servicing relationship. In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares, Premium Shares and Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE
(6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on March 13, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.


                                                                                                      FOR THE PERIOD
                                              FOR THE YEAR       FOR THE YEAR       FOR THE YEAR      MARCH 13, 1997*
                                                  ENDED             ENDED               ENDED            THROUGH
                                            NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                                            -----------------  -----------------  -----------------  -----------------
Beginning net asset value per share ........    $     1.00        $     1.00          $    1.00          $     1.00
                                                ----------        ----------          ----------         ----------
Net investment income ......................         0.060             0.049               0.054              0.038
Dividends from net investment income .......        (0.060)           (0.049)             (0.054)            (0.038)
                                                ----------        ----------          ----------         ----------
Ending net asset value per share ...........    $     1.00        $     1.00          $     1.00         $     1.00
                                                ==========        ==========          ==========         ==========
Total return ...............................          6.16%            4.97%                5.50%              5.52%(a)
Net assets at the end of period
  (000's omitted) ............................  $1,243,296        $ 599,948           $  314,556         $   90,465
Ratios to average net assets:
  Expenses (b) ...............................        0.15%            0.14%                0.15%              0.14%(a)
  Net investment income (b) ..................        6.00%            4.90%                5.28%              5.45%(a)


(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.00%, 0.00%, and 0.01% for each of the respective periods presented.

*   Inception of the share class

                                   -----------
                                       THE
----------------------------------- MILESTONE ----------------------------------
                                      FUNDS
                                   -----------

                  ADVISER                          ADMINISTRATOR / CUSTODIAN
  -------------------------------------         ------------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.               The Bank of New York
          One Executive Boulevard                      100 Church Street
             Yonkers, NY 10701                        New York, NY 10286



               LEGAL COUNSEL                         INDEPENDENT AUDITORS
  -------------------------------------         ------------------------------
    Kramer Levin Naftalis & Frankel LLP              Deloitte & Touche LLP
             919 Third Avenue                     Two World Financial Center

            New York, NY 10022                      New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
         ---------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


  STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

  ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.


  TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.


  INVESTMENT COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------





                                 ---------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                 ---------------



                      -------------------------------------

                                 SERVICE SHARES

                                   PROSPECTUS

                                 MARCH 30, 2001

                     --------------------------------------


                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.










THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




--------------------------------------------------------------------------------

                                 ---------------
                                       THE
------------------------------      MILESTONE     ------------------------------
                                      FUNDS
                                 ---------------

                         TREASURY OBLIGATIONS PORTFOLIO
                                 SERVICE SHARES
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE
                                WWW.MILECAP.COM



============================== TABLE OF CONTENTS ===============================

                                    Page                                    Page
                                    ----                                    ----

Risk/Return Summary .................. 2     How to Redeem Shares of the
                                                Portfolio .................... 8
Investment Objective and Principal           Dividends, Distributions
  Investment Strategies .............. 4        and Tax Matters .............. 9
                                             Other Information ............... 9
Management of the Portfolio. ......... 5     Financial Highlights ............10
How to Invest in the Portfolio ....... 6

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE____________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES___________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

     o  short-term obligations of the U.S. Treasury; and


     o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS_________________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE_________________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2000. Past performance is not an indication of future performance.

             [Data below represents bar chart in its printed piece]

                            12/31/98       5.12%
                            12/31/99       4.69%
                            12/31/00       5.94%

                                 SERVICE SHARES

The best performance for a quarter was 1.55% (for the quarter ended December 31, 2000). The worst performance was 1.09% (for the quarter ended March 31, 1999).

     ---------------------------------------------------------------------------
           AVERAGE ANNUAL RETURNS                          SINCE INCEPTION
               AS OF 12/31/00              ONE YEAR       OF THE SHARE CLASS
     ---------------------------------------------------------------------------
     Treasury Obligations Portfolio          5.94%               5.29%
     ---------------------------------------------------------------------------


The returns listed above are quoted net of all fees. The inception date of the Service Share Class was 5/2/97. The inception date of the Fund was 12/30/94.

The Service Shares' seven-day current yield on 12/31/00 was 5.99%. For the Service Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND___________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price).............................  None
     Maximum Deferred Sales Charge (Load)..............................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends.......  None
     Redemption Fee....................................................  None
     Exchange Fee......................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees...................................................  0.10%
     Distribution (12b-1) Fees.........................................  0.25%*
     Shareholder Servicing Fees........................................  0.25%
     Other Expenses....................................................  0.05%
                                                                         -----
     Total Annual Fund Operating Expenses..............................  0.65%
                                                                         =====
     Expenses Reimbursed to Fund.......................................  0.20%*
     Net Annual Fund Operating Expenses
       (expenses actually incurred by the Portfolio)...................  0.45%*


---------------
* Under the Portfolio's Rule 12b-1 Plan, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets of the Service Shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Service Shares to 0.45%.


EXAMPLE

This example is to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;
o   your investment has a 5% return each year; and
o   the Portfolio's operating expenses remain the same.

                                                          1 YEAR*   3 YEARS*   5 YEARS*   10 YEARS*
                                                          -------   -------    --------   ---------
Although your actual costs may be higher or lower, under
these assumptions, your costs would be:.................    $46      $188         $342      $791

* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE____________________________________________________________

    The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES_________________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

     U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES________________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES_______________________________________________________________

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers".

THE ADVISER_____________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.











--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES_______________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before

2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

    Your name
    Address
    Telephone number
    Taxpayer ID number
    The amount being wired
    The identity of the bank wiring funds.

    You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

     You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

     The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES______________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS______________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Service Shares of the Portfolio is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES________________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE____________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES______________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
WWW.MILECAP.COM.



FIRM INDICATION OF REDEMPTION           COMPLETED           REDEMPTION
REQUEST AND APPROXIMATE SIZE OF         REDEMPTION          PROCEEDS
REDEMPTION RECEIVED                     ORDER RECEIVED      ORDINARILY       DIVIDENDS
-----------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time               By 5:00 p.m.        Wired same       Not earned on
                                        Eastern Time        Business Day     the day request
                                                                             received

After 2:30 p.m. Eastern Time            After               Wired next       Earned on day
                                        5:00 p.m.           Business Day     request received
                                        Eastern Time

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS_______________________________________________________________________


Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_____________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS___________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE________________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Service paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN_______________________________________________________________

The Trust has adopted a distribution plan for Service Shares of the Portfolio. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Service Shares of up to 0.25% per year of the average daily net assets of the Service Shares.

SHAREHOLDER SERVICES____________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Service Shares, the Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on May 2, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                                                                                      FOR THE PERIOD
                                                  FOR THE YEAR     FOR THE YEAR    FOR THE YEAR      MAY 2, 1997*
                                                      ENDED           ENDED            ENDED           THROUGH
                                                  NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,      NOVEMBER 30,
                                                      2000             1999            1998              1997
                                                 ------------------------------------------------------------------
Beginning net asset value per share..............       $  1.00         $  1.00          $  1.00         $  1.00
                                                        -------         -------          -------         -------
Net investment income............................         0.057           0.046            0.051           0.030
Dividends from net investment income.............       (0.057)         (0.046)          (0.051)         (0.030)
                                                        -------         -------          -------         -------
Ending net asset value per share.................       $  1.00         $  1.00          $  1.00         $  1.00
                                                        =======         =======          =======         =======

Total return.....................................         5.84%           4.65%            5.19%        5.21%(a)
Net assets at the end of period (000's omitted)..      $ 29,723         $39,917        $ 109,993        $242,068
Ratios to average net assets:
Expenses.........................................         0.45%           0.45%            0.45%        0.45%(a)
Net investment income............................         5.71%           4.50%            5.07%        5.15%(a)



(a) Annualized


* Inception of the Share Class

                                 ---------------
                                       THE
------------------------------      MILESTONE     ------------------------------
                                      FUNDS
                                 ---------------



               ADVISER                           ADMINISTRATOR / CUSTODIAN
-----------------------------------          -----------------------------------
 MILESTONE CAPITAL MANAGEMENT, L.P.                The Bank of New York
       One Executive Boulevard                       100 Church Street
          Yonkers, NY 10701                         New York, NY 10286


           LEGAL COUNSEL                           INDEPENDENT AUDITORS
-----------------------------------          -----------------------------------
Kramer Levin Naftalis & Frankel LLP                Deloitte & Touche LLP
         919 Third Avenue                       Two World Financial Center
        New York, NY 10022                        New York, NY 10281-1434


                          UNDERWRITER / TRANSFER AGENT
--------------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806





STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL  AND  SEMI-ANNUAL   REPORTS.   The  annual  and  semi-annual  reports  to
shareholders contain additional information about the Portfolio's investments.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

INVESTMENT COMPANY ACT FILE NO. 811-8620


                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 WWW.MILECAP.COM

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

--------------------------------------------------------------------------------





                                 ---------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                 ---------------



                      -------------------------------------

                                 PREMIUM SHARES

                                   PROSPECTUS

                                 MARCH 30, 2001

                     --------------------------------------


                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.










THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




--------------------------------------------------------------------------------

                                 ---------------
                                       THE
------------------------------      MILESTONE     ------------------------------
                                      FUNDS
                                 ---------------

                         TREASURY OBLIGATIONS PORTFOLIO
                                 SERVICE SHARES
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE
                                WWW.MILECAP.COM



============================== TABLE OF CONTENTS ===============================

                                    Page                                    Page
                                    ----                                    ----
   Risk/Return Summary ......................    2   How to Redeem Shares of the Portfolio .......   8
   Investment Objective and Principal                Dividends, Distributions and Tax Matters ....   9
     Investment Strategies ..................    4   Other Information ...........................   9
   Management of the Portfolio ..............    5   Financial Highlights ........................  10
   How to Invest in the Portfolio ...........    6
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE ___________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES___________________________________________________________

As a fundamental policy, the Portfolio invests only in the following money market instruments:

     o   short-term obligations of the U.S. Treasury; and

     o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS_________________________________________________________________


Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.
                                       2

BAR CHART AND PERFORMANCE TABLE

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2000. Past performance is not an indication of future performance.

[REPRESENTATION OF BAR GRAPH IN PRINTED PIECE.]



            ANNUAL RETURNS


12/31/98       12/31/99      12/31/00
--------       --------      --------
  4.96%          4.53%         5.78%


            PREMIUM SHARES


The best performance for a quarter was 1.51% (for the quarter ended December 31, 2000). The worst performance was 1.06% (for the quarter ended March 31, 1999).

Average Annual Returns as of       One Year               Since Inception
         12/31/00                                       of the Share Class
-------------------------------------------------------------------------------
Treasury Obligations Portfolio       5.78%                      5.14
-------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Premium Share Class was 5/20/97. The inception date of the Fund was 12/30/94.

The Premium Shares seven-day current yield on 12/31/00 was 5.84%. For the Premium Shares current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND___________________________________________________


This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price) .............. ................      None
Maximum Deferred Sales Charge (Load) .................................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..........      None
Redemption Fee .......................................................      None
Exchange Fee .........................................................      None
Maximum Account Fee ..................................................      None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

Management Fees ...............................................  0.10%
Distribution (12b-1) Fees .....................................  0.35%*
Shareholder Servicing Fees ....................................  0.25%
Other Expenses ................................................  0.05%
                                                                 ----
Total Annual Fund Operating Expenses ..........................  0.75%*
                                                                 ====
Expenses Reimbursed to Fund ...................................  0.15%*
Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund) ...................  0.60%

--------------

* Under the Rule 12b-1 Plan, the Premium Shares may incur distribution expenses of up to 0.35% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Premium Shares to 0.60%.

EXAMPLE

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

o    your investment has a 5% return each year; and

o    the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under        1 Year*    3 Years*   5 Years*  10 Years*
                                                                -------    --------   --------  ---------
these assumptions, your costs would be:..................         $61       $225       $402      $916


* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE____________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES_________________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

     U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES________________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS___________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES_______________________________________________________________

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers".

THE ADVISER_____________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capitals Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES_______________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before

2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired

     The  identity of the bank wiring funds.

     You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

    The Bank of New York, ABA # 021000018
    A/C # 8900276541
    FBO Milestone Funds Treasury Obligations Portfolio Operating Account
    Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES______________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS______________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED_____________________________________________________

The minimum initial investment in Premium Shares of the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                     HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES________________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE____________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES______________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
WWW.MILECAP.COM.


FIRM INDICATION OF REDEMPTION    COMPLETED       REDEMPTION
REQUEST AND APPROXIMATE SIZE OF  REDEMPTION      PROCEEDS
REDEMPTION RECEIVED              ORDER RECEIVED  ORDINARILY   DIVIDENDS
--------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time        By 5:00 p.m.    Wired same    Not earned on
                                 Eastern Time    Business Day  the day request
                                                               received

After 2:30 p.m. Eastern Tim e    After           Wired next    Earned on day
                                 5:00 p.m.       Business Day  request received
                                 Eastern Time

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS_______________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_____________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS___________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE________________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN_______________________________________________________________

The Trust has adopted a distribution plan for Premium Shares of the Portfolio. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per year of the average daily net assets of the Premium Shares.

SHAREHOLDER SERVICES____________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Premium Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Premium Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Premium Shares, the Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on May 20, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolios Annual Report, which is available upon request.


                                                                                                      FOR THE PERIOD
                                                     FOR THE YEAR      FOR THE YEAR    FOR THE YEAR    MAY 20, 1997*
                                                         ENDED            ENDED            ENDED          THROUGH
                                                      NOVEMBER 30,      NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                         2000             1999             1998             1997
                                                       --------         --------         --------         --------
Beginning net asset value per share ..........           $1.00             $1.00             $1.00             $1.00
                                                       -------         --------          --------         ---------
Net investment income ........................           0.056             0.044             0.049             0.027
Dividends from net investment income .........          (0.056)          (0.044)           (0.049)           (0.027)
                                                       -------          --------          --------         ---------
Ending net asset value per share .............           $1.00             $1.00             $1.00             $1.00
                                                       =======         =========          ========         =========

Total return .................................           5.68%             4.49%             5.03%          5.06%(a)
Net assets at the end of period (000's omitted         $68,812           $68,799           $85,937           $84,239
Ratios to average net assets:
Expenses .....................................           0.60%             0.60%             0.60%          0.60%(a)
Net investment income ........................           5.56%             4.40%             4.92%          5.01%(a)


(a)     Annualized


----------------

* Inception of the Share Class

                                   -----------
                                       THE
----------------------------------- MILESTONE ----------------------------------
                                      FUNDS
                                   -----------


                  ADVISER                          ADMINISTRATOR / CUSTODIAN
   ------------------------------------           ---------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.               The Bank of New York
          One Executive Boulevard                      100 Church Street
             Yonkers, NY 10701                        New York, NY 10286



               LEGAL COUNSEL                         INDEPENDENT AUDITORS
   ------------------------------------           ---------------------------
    Kramer Levin Naftalis & Frankel LLP              Deloitte & Touche LLP
             919 Third Avenue                     Two World Financial Center
            New York, NY 10022                      New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
        -----------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806



  STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

  ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.


  TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.


  INVESTMENT COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com

--------------------------------------------------------------------------------

                                  -------------
                                       The
                                    Milestone
                                      Funds
                                  -------------

                         TREASURY OBLIGATIONS PORTFOLIO
-------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 30, 2001


                 INCLUDING A DETAILED DESCRIPTION OF THE FUNDS
                FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

-------------------------------------------------------------------------------



The Milestone Funds (the Trust) is an open-end diversified management investment company. This Statement of Additional Information supplements the Prospectuses offering shares of the Financial Class, Institutional Class, Investor Class, Service Class, and Premium Class of the Treasury Obligations Portfolio (the Portfolio), a diversified, no-load money market portfolio of the Trust which is registered with the Securities and Exchange Commission (SEC). The Statement of Additional Information should be read only in conjunction with the Prospectus, which may be obtained without charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, (800) 941-MILE (6453).

TABLE OF CONTENTS_______________________________________________________________

                                                                  PAGE
Investment Objective and Policies ..............................   2
Additional Investment Policies, Practices, and Limitations .....   3
Management of the Portfolio ....................................   5
Determination of Net Asset Value ...............................  11
Portfolio Transactions .........................................  11
Advertising ....................................................  12
Taxation .......................................................  13
Other Information ..............................................  16

________________________________________________________________________________

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              The Milestone Funds
                            One Executive Boulevard
                            Yonkers, New York 10701
                                 (800) 941-MILE
                                www.milecap.com

                       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests ONLY in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The  following   permissible   investments  and  investment   restrictions   are
FUNDAMENTAL INVESTMENT POLICIES of the Portfolio that may not be changed without shareholder approval:

PERMISSIBLE INVESTMENTS. The Portfolio seeks to achieve its investment objective by investing ONLY in:

     U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the Board). The Adviser monitors the credit-worthiness of sellers under the Boards general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the SEC.

INVESTMENT RESTRICTIONS.  The Portfolio WILL NOT:

     1.   Invest  in  structured   notes  or   instruments   commonly  known  as
          derivatives;
     2. Invest in variable, adjustable or floating rate instruments of any kind;
     3.   Enter into reverse repurchase agreements;
     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association (FNMA), Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (Freddie Mac), or the Small Business Administration (SBA); or,
     5.   Invest in zero coupon bonds.

     The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolios investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

THE PORTFOLIO MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolios additional fundamental and nonfundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

BORROWING. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolios total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolios total assets is outstanding.

REPURCHASE AGREEMENTS. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterpartys bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolios benefit.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed-delivery basis, the Trusts custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

ILLIQUID  SECURITIES.  The  Portfolio  may invest up to 10% of its net assets in illiquid securities. The term illiquid securities for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

OTHER INVESTMENT COMPANIES. In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the SEC.

CASH POSITION. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolios assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio MAY NOT:

(1)  Invest in structured notes or instruments commonly known as derivatives.

(2)  Invest in variable, adjustable or floating rate instruments of any kind.

(3)  Enter into reverse repurchase agreements.

(4) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association
     (FNMA), Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (Freddie Mac), or the Small Business Administration (SBA).

(5)  Invest in zero coupon bonds.

(6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Funds total assets would be invested in the securities of a single issuer.

(7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolios total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

(10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolios total assets.

(12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

(14) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

(16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board with notice to (but not approval by) shareholders. The Portfolio MAY NOT:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolios total assets is outstanding; and if at any time the Portfolios borrowings exceed the Portfolios investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolios investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuers securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolios net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolios assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

                          MANAGEMENT OF THE PORTFOLIO

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustees deemed to be interested persons of the Trust as defined in the 1940 Act are marked with an asterisk.

*JANET TIEBOUT HANSON, CHAIRMAN AND PRESIDENT.

     President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson founded the Adviser in July of 1994. Ms. Hanson was a Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 16 Argyle Place, Bronxville, New York 10708.

*DORT A. CAMERON III, TRUSTEE.

     Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

*JOHN D. GILLIAM, TRUSTEE.

     Chief Financial Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021.

KAREN S. COOK, TRUSTEE.

     General Partner of Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice President of the Board of Trustees and Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.

ANNE BROWN FARRELL, TRUSTEE.

        Partner of Sage Capital Management, an investment partnership. Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.

ALLEN LEE SESSOMS, TRUSTEE.

     Visiting Scholar, John F. Kennedy School of Government at Harvard University. Former President of Queens College, The City University of New York, 1995-2000. Former Executive Vice President, University of Massachusetts Systems from 1993-1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France. From 1974-1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973-1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972-1973. His address is 65-30 Kissena Boulevard, Flushing, New York 11367-1597.

*CHRISTOPHER J. WILLIAMS, TRUSTEE.

     President and Chief Executive Officer of The Williams Capital Group, L.P., one of the three largest minority-owned investment banking firms in the United States. Former Senior Vice President, Lehman Brothers Inc. from 1984 to 1992. Mr. Williams is a member of the board of directors of the New York City Partnership and Chamber of Commerce, as well as a member of The Economic Club of New York. Additionally, he sits on the board of directors of the WNYC Foundation. His address is 1185 Park Avenue, New York, NY 10128.

JEFFREY R. HANSON, SECRETARY.

     Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hansons address is 16 Argyle Place, Bronxville, New York 10708.

     * Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Christopher J. Williams are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 2000.




                                                                                              TOTAL
                                                     PENSION OR                           COMPENSATION
                                                     RETIREMENT                           FROM COMPANY
                                    AGGREGATE     BENEFITS ACCRUED    ESTIMATED ANNUAL      AND FUND
                                   COMPENSATION   AS PART OF FUND      BENEFITS UPON     COMPLEX PAID TO
NAME OF PERSON, POSITION           FROM COMPANY       EXPENSES           RETIREMENT         DIRECTORs
---------------------------------------------------------------------------------------------------------
Janet T. Hanson                         $0                $0                $0                    $0

Dort A. Cameron III                     $0                $0                $0                    $0

John D. Gilliam                     $3,000                $0                $0                $3,000

Karen S. Cook                       $3,000                $0                $0                $3,000

Anne Brown Farrell                  $2,000                $0                $0                $2,000

Allen Lee Sessoms                   $3,000                $0                $0                $3,000

Christopher J. Williams                 $0                $0                $0                    $0


As of March 2, 2001, the Trustees and officers of the Portfolio in the aggregate owned less than 1% of the outstanding shares of the Portfolio.

INVESTMENT ADVISER

The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser on behalf of the Portfolio continues in effect from year to year only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 2000, November 30, 1999, and November 30, 1998, the Adviser received advisory fees of $2,433,975, $2,331,569, and $2,203,792, respectively. There were no waivers of advisory fees in any of the three previous fiscal years.

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trusts manager, investment adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trusts prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trusts officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Boards supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of the portfolio. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement is automatically renewed each year for a period of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolios shareholders or by either party on not more than 60 days written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New Yorks duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Unified Management Corporation (the "Underwriter") serves as the Trusts statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting Agreement became effective for two years and continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and
(iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of Unified Fund Services, Inc., the Trusts transfer agent. See "Transfer Agent".

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolios shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806 (the "Transfer Agent"), acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement became effective with respect to the Portfolio and is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1)answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2)assisting shareholders in initiating and changing account designations and addresses; (3)providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4)transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5)verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6)furnishing periodic statements and confirmations of purchases and redemptions; (7)arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8)arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9)providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT

Pursuant to a Custodian Contract with the Trust, The Bank of New York, 100 Church Street, New York, New York 10286, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

INDEPENDENT AUDITOR


Deloitte & Touche LLP, New York, New York, act as independent auditors for the Trust.

LEGAL COUNSEL

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares, up to 0.25% of the average daily net assets of the Investor Shares, Service Shares, or Premium Shares and up to 0.05% of the average daily net assets of the Financial Shares so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISTRIBUTION PLANS

The Trust has  adopted  Distribution  Plans for the  Service  Shares and Premium
Shares. The Plan, with respect to the Service Shares, provides that the Portfolio may incur distribution expenses related to the sale of Service Shares of up to 0.25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan, with respect to the Premium Shares, provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per annum of the Portfolio's average daily net assets attributable to such Shares. Each Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares and Premium Shares, respectively, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving each Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the applicable Shares of the Portfolio and its shareholders. Each Plan will continue in effect from year-to-year if specifically approved annually (a)by the majority of such Portfolio's applicable outstanding voting Shares or by the Board of Trustees and
(b)by the vote of a majority of the Qualified Trustees. While a Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. A Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While a Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plans are subject to the conditions imposed by Rule 12b-1 and Rule18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan which has been adopted by the Trustees for the benefit of the Trust. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

For the fiscal year ended November 30, 2000, the Service Shares and Premium Shares paid $11,128 and $144,663, respectively, for services related to their respective 12b-1 Plans, all of which was compensation to financial intermediaries.

                        DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Portfolios net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolios quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                             PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Unified Fund Services, Inc.'s offices located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the SEC.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the SEC pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                  ADVERTISING

PERFORMANCE DATA

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.


In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

The current and effective seven-day yields as of December 31, 2000 were 6.28% and 6.48% for the Financial Class, 6.23% and 6.43% for the Institutional Class, 6.04% and 6.23% for the Investor Class, 5.99% and 6.16% for the Service Class, and 5.84% and 6.01% for the Premium Class, respectively.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Portfolio may advertise other forms of performance. For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

                                    TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses for each class are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies .

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1)has failed to provide a correct taxpayer identification number, (2)is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3)has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

SALE OR REDEMPTION OF SHARES

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                               OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Financial Shares,  Institutional  Shares,  Investor Shares,
Service Shares and Premium Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

CODE OF ETHICS

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and
(iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Code of Ethics is filed as an exhibit to the Trusts registration statement and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e mail address: publicinfo@sec.gov, or by writing the SECs Public Reference Section, Washington, D.C. 20549-0102.

OWNERSHIP OF SHARES OF THE PORTFOLIO

As of March 2, 2001, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the respective class of shares of the Portfolio:

                             INSTITUTIONAL SHARES:

                                                SHARES OF            % OF
SHAREHOLDER                                  PORTFOLIO OWNED      CLASS OWNED
-----------                                 ----------------      -----------
Hare & Co.                                      98,224,790           11.18
STIF/Master Note Department
One Wall Street, Second Floor
New York, NY  10286

County of Milwaukee                             74,893,504           8.52
901 N. Ninth St., Rm 102
Milwaukee, WI 53233

State of Illinois                               66,700,000           7.59
300 West Jefferson Level Two
Springfield, IL  62702

Allen & Co., Inc.                               60,000,000           6.83
711 Fifth Avenue
New York, NY  10022

Texas State Treasury                            50,000,000           5.69
P.O. Box 12608
Austin, TX 78711-2608

                                INVESTOR SHARES:

                                                SHARES OF            % OF
SHAREHOLDER                                  PORTFOLIO OWNED      CLASS OWNED
-----------                                  ---------------      -----------
Hare & Co.                                     177,701,816           62.91
STIF/Master Note Department
One Wall Street, Second Floor
New York, NY  10286


Bear Stearns & Co., Inc.                        28,230,677           9.99
One Metrotech Center North
Brooklyn, NY  11201-3859

                               FINANCIAL SHARES:

                                                SHARES OF            % OF
SHAREHOLDER                                  PORTFOLIO OWNED      CLASS OWNED
-----------                                  ---------------      -----------
Level 3 Communications, LLC                    260,901,448           23.32
1025 Eldarado Blvd
Broomfield, CO  80021


KPMG, LLP                                      200,000,000           17.88
Three Chestnut Ridge Road
Montvale, NJ  07645

Obie & Co.                                     135,000,000           12.07
STIF Unit  -  18 HCB 340
P. O. Box 2558
Houston, TX  77252-2558


Jeong H. Kim & Cynthia H. Kim                  128,365,102           11.47
7315 Wisconsin Avenue, Suite 240E
Bethesda, MD  20814

Robert Wood Johnson                            106,144,186           9.49
1025 Eldarado Blvd
Broomfield, CO  80021

BTE Equipment                                   91,252,620           8.16
1025 Eldarado Boulevard
Broomfield, CO  80021

                                 SERVICE SHARES:

                                                SHARES OF            % OF
SHAREHOLDER                                  PORTFOLIO OWNED      CLASS OWNED
-----------                                  ---------------      -----------
Zions First National Bank                       12,685,502           50.45
P. O. Box 30880
Salt Lake City, UT  84130

Hare & Co.                                      7,115,071            28.29
STIF/Master Note Department
One Wall Street, Second Floor
New York, NY  10286


US Bank NA                                      3,108,537            12.36
180 East Fifth Street
St. Paul, MN  55101


Union Bank Trust                                2,237,175            8.89
P. O. Box 85484
San Diego, CA  92186

                                 PREMIUM SHARES:

                                                SHARES OF            % OF
SHAREHOLDER                                  PORTFOLIO OWNED      CLASS OWNED
-----------                                  ---------------      -----------
US Bank NA                                      24,185,724           99.86
180 East Fifth Street
St. Paul, MN  55101


FINANCIAL STATEMENTS


The audited financial statements and the reports thereon of the Trust for the fiscal year ended November 30, 2000 are incorporated in this Statement of Additional Information by reference to the Portfolio's annual report to shareholders.


DEFINITIONS

As used in this Statement of Additional Information, the following terms have the meanings listed:

         "Adviser" shall mean Milestone Capital Management, L.P.

         "Board" shall mean the Board of Trustees of the Trust.

         "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

         "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

                               The Milestone Funds
                           Prime Obligations Portfolio
                              INSTITUTIONAL SHARES


                               INVESTMENT ADVISER
                       Milestone Capital Management, L.P.


                                   PROSPECTUS
                                 MARCH 30, 2001

This Prospectus offers Institutional Shares of the Prime Obligations Portfolio, a diversified, no-load money market portfolio of The Milestone Funds. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

The Portfolio also offers Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about this other class of shares call (800) 941-MILE.

This Prospectus provides you with information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Risk/Return Summary.........................................................   3
Investment Objective, Principal Strategies and Related Risks................   6
Management of the Portfolio.................................................   8
How to Invest in the Portfolio..............................................   9
How to Redeem Shares of the Portfolio.......................................  11
Dividends, Distributions and Tax Matters....................................  12
Other Information...........................................................  14

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Prime Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The Portfolio invests in high grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements.

PRINCIPAL RISKS

All money market instruments may change in value in response to changes in interest rates. A significant increase in interest rates could cause the value of your investment to decline.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

FEE TABLE

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

       Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)............................   None
       Maximum Deferred Sales Charge (Load).............................   None
       Maximum Sales Charge (Load) Imposed on Reinvested Dividends......   None
       Redemption Fee...................................................   None
       Exchange  Fee....................................................   None
       Maximum Account  Fee.............................................   None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

       Advisory Fees.................   ................................  0.10%
       Distribution (12b-1) Fees........................................  None
       Shareholder Servicing Fees.......................................  0.10%*
       Other Expenses...................................................  0.05%
                                                                          -----
       Total Annual Fund Operating Expenses                               0.25%*
                                                                          =====

       Expenses Reimbursed to Fund .....................................  0.05%*
       Net Annual Fund Operating Expenses ..............................  0.20%*
       (expenses actually incurred by the Fund)

       *Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses of up to 0.10% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Institutional Shares to 0.20%.

EXAMPLE

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o   you invest $10,000 in the Portfolio for the time periods indicated;
o   your investment has a 5% return each year; and
o   the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*    3 Years*    5 Years*     10 Years*
  $20        $75        $136          $313

      * Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad range of money market instruments, including but not limited to, U.S. government obligations, bank obligations, commercial instruments and repurchase agreements. Obligations held by the Portfolio will have final maturities of 397 days (13 months) or less (with certain exceptions), subject to the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7") which regulates money market mutual funds. The dollar-weighted average maturity of the Portfolio will be 90 days or less.

The Portfolio will invest only in high quality money market instruments, including but not limited to, commercial paper, master notes, and other short-term corporate instruments that are either rated in the highest short-term rating category by one or more nationally-recognized statistical rating organizations ("NRSROS") or are of comparable quality to securities having such ratings. Additionally, the Portfolio may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities. U.S. Government securities may include zero-coupon bonds. The Portfolio may also invest in separately-traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program ("STRIPS"). Certain government securities held by the Portfolio may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates not less frequently than every thirteen months. All securities purchased by the Portfolio must be denominated in U.S. dollars.

The Portfolio may invest in U.S. bank obligations such as certificates of deposit, time deposits and bankers acceptances issued or supported by U.S. banks or savings institutions having total assets at the time of purchase of $1 billion or more.

The Portfolio may invest in asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Portfolio may invest in variable rate demand notes, among other variable or floating rate instruments, that ultimately mature in more than 397 days, provided that the Portfolio acquires a right to sell the securities that meets certain requirements set forth in Rule 2a-7.

The Portfolio may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Portfolio and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times. To the extent that the seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities.

The Portfolio may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

ADDITIONAL INVESTMENT STRATEGIES

The Portfolio may purchase new issues of securities on a when-issued or forward commitment basis. The Portfolio may also invest in illiquid or restricted securities and other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

RISK CONSIDERATIONS

Although the Portfolio invests only in money market investments, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

                           MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

                         HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES. You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 3:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 3:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase options, including online transacting, please contact Milestone Capital Management at (800) 941-MILE(6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

   A.  Telephone the Transfer Agent, Unified Fund Services, Inc., toll free at
       (800) 363-7660 and provide the following information:

       Your name
       Address
       Telephone number
       Taxpayer ID number
       The amount being wired
       The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

   B.  Instruct your bank to wire the specified amount to the Trust as follows:

       The Bank of New York, ABA # 021000018

       A/C # 8900276541
       FBO Milestone Funds Prime Obligations Portfolio
        Operating Account
       Ref:  Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in Institutional Shares of the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.


                      HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES. You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).

BY TELEPHONE. You may redeem your shares by telephoning the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. You must provide the Transfer Agent with the your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


For information on additional redemption options,  including online transacting,
please  contact  Milestone  Capital   Management  at  (800)   941-MILE(6453)  or
www.milecap.com.


Firm Indication of Redemption       Completed                 Redemption
Request and Approximate Size of     Redemption                Proceeds
Redemption Received                 Order Received            Ordinarily              Dividends
----------------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time            By 3:00 p.m. Eastern     Wired same Business     Not earned on the
                                     Time                     Day                     day request received

After 2:30 p.m. Eastern Time         After 3:00 p.m.          Wired next Business     Earned on day
                                     Eastern Time             Day
request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 3:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE. The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                            Administrator / Custodian
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                          Underwriter / Transfer Agent
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806

                                  Legal Counsel
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                               The Milestone Funds
                                  800-941-MILE

[back cover page] STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL  AND  SEMI-ANNUAL   REPORTS.   The  annual  and  semi-annual  reports  to
shareholders contain additional information about the Portfolio's investments.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at HTTP://WWW.SEC.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

INVESTMENT COMPANY ACT FILE NO. 811-8620

                               The Milestone Funds
                           Prime Obligations Portfolio
                                 SERVICE SHARES


                               INVESTMENT ADVISER
                       Milestone Capital Management, L.P.



                                   PROSPECTUS
                                 MARCH 30, 2001

This Prospectus offers Service Shares of the Prime Obligations Portfolio, a diversified, no-load money market portfolio of The Milestone Funds. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

The Portfolio also offers Institutional Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about this other class of shares call (800) 941-MILE.

This Prospectus provides you with information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Risk/Return Summary.........................................................   3
Investment Objective, Principal Strategies and Related Risks................   6
Management of the Portfolio.................................................   8
How to Invest in the Portfolio..............................................   9
How to Redeem Shares of the Portfolio.......................................  11
Dividends, Distributions and Tax Matters....................................  12
Other
Information.................................................................  14

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Prime Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The Portfolio invests in high grade money market instruments including,  but not
limited  to,  U.S.   Government   obligations,   bank  obligations,   commercial
instruments and repurchase agreements.

PRINCIPAL RISKS

All money market instruments may change in value in response to changes in interest rates. A significant increase in interest rates could cause the value of your investment to decline.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

FEE TABLE

This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

       Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)..............................  None
       Maximum Deferred Sales Charge (Load)..............................  None
       Maximum Sales Charge (Load) Imposed on Reinvested Dividends.......  None
       Redemption Fee....................................................  None
       Exchange Fee......................................................  None
       Maximum Account Fee...............................................  None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

       Advisory Fees..................................................... 0.10%
       Distribution (12b-1) Fees......................................... 0.25%*
       Shareholder Servicing Fees........................................ 0.25%
       Other Expenses.................................................... 0.05%
                                                                          ----
       Total Annual Fund Operating Expenses                               0.65%*
                                                                          ====
                                        3

       Expenses Reimbursed to Fund ...................................... 0.20%*
       Net Annual Fund Operating Expenses ............................... 0.45%*
       (expenses actually incurred by the Fund)

       *Under the Rule 12b-1 Plan, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Service Shares to 0.45%.

EXAMPLE

This example is to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in the Portfolio for the time periods indicated;
o        your investment has a 5% return each year; and
o        the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*   3 Years*   5 Years*   10 Years*
  $46       $188      $342        $791

       * Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad range of money market instruments, including but not limited to, U.S. government obligations, bank obligations, commercial instruments and repurchase agreements. Obligations held by the Portfolio will have final maturities of 397 days (13 months) or less (with certain exceptions), subject to the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7") which regulates money market mutual funds. The dollar-weighted average maturity of the Portfolio will be 90 days or less.

The Portfolio will invest only in high quality money market instruments, including but not limited to, commercial paper, master notes, and other short-term corporate instruments that are either rated in the highest short-term rating category by one or more nationally-recognized statistical rating organizations ("NRSROS") or are of comparable quality to securities having such ratings. Additionally, the Portfolio may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities. U.S. Government securities may include zero-coupon bonds. The Portfolio may also invest in separately-traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program ("STRIPS"). Certain government securities held by the Portfolio may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates not less frequently than every thirteen months. All securities purchased by the Portfolio must be denominated in U.S. dollars.

The Portfolio may invest in U.S. bank obligations such as certificates of deposit, time deposits and bankers acceptances issued or supported by U.S. banks or savings institutions having total assets at the time of purchase of $1 billion or more.

The Portfolio may invest in asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Portfolio may invest in variable rate demand notes, among other variable or floating rate instruments, that ultimately mature in more than 397 days, provided that the Portfolio acquires a right to sell the securities that meets certain requirements set forth in Rule 2a-7.

The Portfolio may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Portfolio and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times. To the extent that the seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities.

The Portfolio may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

ADDITIONAL INVESTMENT STRATEGIES

The Portfolio may purchase new issues of securities on a when-issued or forward commitment basis. The Portfolio may also invest in illiquid or restricted securities and other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

RISK CONSIDERATIONS

Although the Portfolio invests only in money market investments, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

                           MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.


Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

                         HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES. You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 3:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 3:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase options, including online transacting, please contact Milestone Capital Management at (800) 941-MILE(6453) or www.milecap.com.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

   A. Telephone the Transfer Agent, Unified Fund Services, Inc., toll free at (800) 363-7660 and provide the following information:

       Your name
       Address
       Telephone number
       Taxpayer ID number
       The amount being wired
       The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

   B.  Instruct your bank to wire the specified amount to the Trust as follows:

       The Bank of New York, ABA # 021000018
       A/C # 8900276541
       FBO Milestone Funds Prime Obligations Portfolio
       Operating Account
       Ref:  Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in Service Shares of the Portfolio is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.


                      HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES. You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).

BY TELEPHONE. You may redeem your shares by telephoning the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. You must provide the Transfer Agent with the your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


For information on additional redemption options,  including online transacting,
please  contact  Milestone  Capital   Management  at  (800)   941-MILE(6453)  or
www.milecap.com.


Firm Indication of Redemption            Completed                Redemption
Request and Approximate Size of          Redemption               Proceeds
Redemption Received                      Order Received           Ordinarily        Dividends
----------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time                By 3:00 p.m.             Wired same       Not earned on
Eastern Time request                                              Business Day     the day request


request received

After 2:30 p.m. Eastern Time              After 3:00 p.m.         Wired next       Earned on day
Eastern Time                              Business Day            request          received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 3:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE. The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan for Service Shares of the Portfolio. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Service Shares of up to 0.25% per year of the average daily net assets of the Service Shares.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser 0.25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                            Administrator / Custodian
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                          Underwriter / Transfer Agent
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806

                                  Legal Counsel
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                               The Milestone Funds
                                  800-941-MILE

[back cover page]
STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.

To Review or Obtain this Information: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by writing The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at HTTP://WWW.SEC.GOV. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

INVESTMENT COMPANY ACT FILE NO. 811-8620

THE MILESTONE FUNDS

Prime Obligations Portfolio-Institutional Shares and Service Shares

One Executive Boulevard
Yonkers, New York  10701
Tel. (800) 941-MILE

STATEMENT OF ADDITIONAL INFORMATION
March 30, 2001

The Milestone Funds (the "Trust") is an open-end investment management company. This Statement of Additional Information supplements the Prospectuses which offer shares of the Institutional Class and Service Class of the Prime Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of the Trust, and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling
(800) 941-MILE (941-6453).

TABLE OF CONTENTS

                                                                            Page
                                                                            ----

       General Information..................................................  2
       Investment Policies..................................................  2
       Investment Limitations...................................... ........  5
       Advertising...................................................... ...  7
       Management of the Portfolio..........................................  9
       Determination of Net Asset Value..................................... 16
       Portfolio Transactions............................................... 16
       Additional Purchase and Redemption Information ...................... 17
       Taxation............................................................. 18
       Other Information.................................................... 22

This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                               GENERAL INFORMATION

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Institutional Shares and Service Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights.

                               INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the prospectuses of the Institutional and Investor Classes of shares concerning the Portfolio's investments and investment techniques and the risks associated therewith.

The Portfolio's investment objective is to provide shareholders with the maximum current income that is consistent with the presentation of capital and the maintenance of liquidity. The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's fundamental and nonfundamental investment policies are described below.

Definitions

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

     "Adviser" shall mean Milestone Capital Management, L.P.

     "Board" shall mean the Board of Trustees of the Trust.

     "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.

     "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

Commercial Paper. The Portfolio may invest in commercial paper, including master notes. Master notes are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on master notes is subject to change. Although there is no secondary market for master notes, such obligations are considered to be liquid because they are payable immediately upon demand. The Portfolio may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors who are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper will not be subject to the 10% limitation on illiquid securities where the Board of Trustees (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

United States Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include, the Federal National Mortgage Association, obligations of the Federal Farm Credit System and the Federal Home Loan Banks.

Bank Obligations. The Portfolio may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of banks, and savings institutions that have total assets of $1 billion or more and are organized under the laws of the United States.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements.

Variable rate demand notes. The Portfolio may invest in variable rate demand notes which are obligations that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest. The terms of the instruments will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or another appropriate interest rate index specified in the respective notes. Variable rate instruments maturing in 397 days or less are deemed to have maturities equal to the period remaining until the next readjustment of the rate. The Portfolio may invest in variable rate securities ultimately maturing in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7. of the 1940 Act.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Other Investment Companies. In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

                             INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:

         1. issue "senior securities" as defined in the 1940 Act, as amended and the rules, regulations and orders thereunder, except as permitted under such Act and the rules, regulations and orders thereunder;

     2. borrow money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may engage in investment strategies to the extent permitted by the 1940 Act, as amended and to the extent consistent with its investment objectives and policies. To the extent that the Portfolio engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost of market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions;

     3. make loans. This restriction does not apply to (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies, (b) repurchase agreements, and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act, as amended;

     4. engage in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities;

     5. purchase or sell real estate, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate and securities which are secured by real estate or interests therein,
          (b) holding or selling real estate received in connection with securities it holds or held, or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolio's investment objective and policies);

     6. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of state or municipal governments, and their political subdivisions, and bank instruments such as CD's, bankers' acceptances, time deposits and bank repurchase agreements; and

     7. purchase securities of any one issuer, other than the obligations of the U.S. government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except as permitted under Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time; and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the 1940 Act.

                                   ADVERTISING

Performance Data

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson Financial, and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Portfolio may advertise other forms of performance. For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

                           MANAGEMENT OF THE PORTFOLIO

Trustees and Officers

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustees deemed to be "interested persons" of the Trust as defined in the 1940 Act are marked with an asterisk.

*Janet Tiebout Hanson, Chairman and President.

     President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson founded the Adviser in July of 1994. Ms. Hanson was a Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 16 Argyle Place, Bronxville, New York 10708.

*Dort A. Cameron III, Trustee.

     Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

John D. Gilliam, Trustee.

     Chief Financial Officer, Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021.

Karen S. Cook, Trustee.

     General Partner of Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice-President of the Board of Trustees and Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.

Anne Brown Farrell, Trustee.

     Partner of Sage Capital Management, an investment partnership. Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.

Allen Lee Sessoms, Trustee.

     President of Queens College, The City University of New York. Former Executive Vice President, University of Massachusetts Systems from 1993-1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France. From 1974-1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973-1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972-1973. His address is 65-30 Kissena Boulevard, Flushing, New York 11367-1597.

*Christopher J. Williams, Trustee.

     President and Chief Executive Officer of The Williams Capital Group, L.P., one of the three largest minority-owned investment banking firms in the United States. Former Senior Vice President, Lehman Brothers Inc. from 1984 to 1992. Mr. Williams is a member of the board of directors of the New York City Partnership and Chamber of Commerce as well as a member of The Economic Club of New York. Additionally, he sits on the board of directors of the WNYC Foundation. His address is 1185 Park Avenue, New York, New York 10128.

Jeffrey R. Hanson, Secretary.

     Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hanson's address is 16 Argyle Place, Bronxville, New York 10708.

Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Christopher J. Williams are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 2000.

                                                                                Total
                                              Pension or                   Compensation
                                              Retirement                   From Company
                                           Benefits Accrued              Estimated Annual     And Fund
                             Aggregate      As Part of Fund                Benefits Upon    Complex Paid To
Name of Person, Position   Compensation      From Company      Expenses      Retirement        Directors
------------------------------------------------------------------------------------------------------------
Janet T. Hanson                $0                  $0              $0           $0

Dort A. Cameron III            $0                  $0              $0           $0

John D. Gilliam                $3,000              $0              $0           $3,000

Karen S. Cook                  $3,000              $0              $0           $3,000

Anne Brown Farrell             $2,000              $0              $0           $2,000

Allen Lee Sessoms              $3,000              $0              $0           $3,000

Christopher J. Williams        $0                  $0              $0           $0

As of March 2, 2001, the Trustees and officers of the Portfolio in the aggregate owned less than 1% of the outstanding shares of the Portfolio.

INVESTMENT ADVISER

The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Portfolio for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New York's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Unified Management Corp. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of Unified Fund Services, Inc., the Trust's transfer agent. See "Transfer Agent".

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Unified Fund Services, Inc. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be STET and certain other matters pertaining to the Portfolio;
(2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares;
(5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser 0.25% and 0.10% of the average daily net assets of the Service Shares and Institutional Shares, respectively, so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISTRIBUTION PLANS

The Trust has adopted a distribution plan for the Service Shares. The Plan provides that the Portfolio may incur distribution expenses related to the sale of Service Shares of up to 0.25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the holders of the Service Shares of the Portfolio. The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of the Portfolio's applicable outstanding voting Shares or by the Board of Trustees and
(b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plan are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan which has been adopted by the Trustees for the benefit of the Trust. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". Rule 12b-1 provides, among other things, that the Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

                        DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                             PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Unified Fund Services, Inc.'s offices located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                    TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than

25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

Sale or Redemption of Shares

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                                OTHER INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

Pursuant to a Custodian Contract with the Trust, The Bank of New York, New York, New York, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

INDEPENDENT AUDITOR

Deloitte & Touche LLP, New York, New York, acts as independent auditor for the Trust.

LEGAL COUNSEL

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.

THE TRUST AND ITS SHAREHOLDERS

The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning Assets. By Certificate of Amendment filed with the Secretary of State in Delaware on December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

CODE OF ETHICS

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and
(iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Code of Ethics is filed as an exhibit to the Trust's registration statement and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits.

              Exhibits:

              EX-99.B1.         Copy of Trust Instrument dated July 14, 1994, as
                                amended and restated December 1, 1994 (filed as Exhibit 1 to Pre-effective Amendment No. 3 dated
                                December 5, 1994 ("Pre-effective 3"), to
                                Registrant's Registration Statement on Form N-1A filed on July 14, 1994 (File No. 33-81574)
                                ("Registration Statement") and incorporated herein by reference).*

              EX-99.B2.         Copy of Bylaws dated July 14, 1994, as amended
                                and restated December 1, 1994 (filed as Exhibit
                                2 to Pre-effective 3 and incorporated herein by reference).*

              EX-99.B3.         Inapplicable.

              EX-99.B4.         Form of Investment Advisory Agreement to be
                                between Registrant and Milestone Capital
                                Management L.P.*

              EX-99.B5.         (a)  Revised Form of Distribution Agreement to
                                     be between Registrant and Forum Financial
                                     Services, Inc. (filed as Exhibit 6(a) to
                                     Pre-effective Amendment No. 1, dated
                                     September 16, 1994 ("Pre-effective 1"), to
                                     Registrant's Registration Statement and
                                     incorporated herein by reference).*

                                (b)  Form of Co-distribution Agreement to be
                                     between Registrant and Bear, Stearns & Co.
                                     Inc. (filed as Exhibit 6(b) to
                                     Pre-effective Amendment No. 2 to
                                     Registrant's Registration Statement
                                     ("Pre-effective 2") and incorporated herein by reference).*

                                (c)  Form of Primary Dealer Agreement to be
                                     between Forum Financial Services, Inc. and
                                     Bear, Stearns & Co. Inc. (filed as Exhibit
                                     6(c) to Pre-effective Amendment No. 7 to
                                     Registrant's Registration Statement and
                                     incorporated herein by reference).*

                                (d)  Form of Underwriting Agreement to be
                                     between Registrant and Fund/Plan Broker
                                     Services, Inc. (filed as Exhibit 6(d) to
                                     Post-Effective Amendment No. 3 dated
                                     February 23, 1996 ("Post-Effective 3"), to
                                     Registrant's Registration Statement and
                                     incorporated herein by reference).*

                                (e)  Form of Underwriting Agreement to be
                                     between Registrant and Unified Management
                                     Corp., formerly known as CW Fund
                                     Distributors, Inc., prior thereto as
                                     Midwest Group Financial Services, Inc.
                                     (filed as Exhibit 6(e) to Post-Effective
                                     Amendment No. 4 dated April 30, 1996,
                                     ("Post-Effective 4"), to Registrant's
                                     Registration Statement and incorporated by reference).*

                                (f)  Form of Selected Dealer Agreement to be
                                     between Unified Management Corp., formerly known as CW Fund Distributors, Inc., prior thereto as Midwest Group Financial Services, Inc. and selected dealers (filed as Exhibit 6(f) to Post-Effective 4 and incorporated herein by reference).*

              EX-99.B6.         Inapplicable.

              EX-99.B7.         (a)  Form of Custodian Agreement (filed as
                                     Exhibit 8 to Pre-effective 2 and
                                     incorporated herein by reference).*

                                (b) Form of Custodian Agreement to be between Registrant and The Bank of New York (filed as Exhibit 8(b) to Post-Effective 3 and incorporated herein by reference).*

              EX-99.B8.         (a)  Revised Form of Administration Agreement to
                                     be between Registrant and Forum Financial
                                     Services, Inc. (filed as Exhibit 9(a) to
                                     Pre-effective 1 and incorporated herein by reference).*

                                (b) Revised Form of Transfer Agency Agreement to be between Registrant and Forum Financial Corp. (filed as Exhibit 9(b) to Pre-effective 1 and incorporated herein by reference).*

                                (c) Revised Form of Fund Accounting Agreement with Forum Financial Corp. (filed as
                                     Exhibit 9(c) to Pre-effective 1 and
                                     incorporated herein by reference).*

                                (d)  Form of Client Services Agreement to be
                                     between Milestone Capital Management, L.P.
                                     and Bear, Stearns & Co. Inc. (filed as
                                     Exhibit 9(d) to Pre-effective 2 and
                                     incorporated herein by reference).*

                                (e)  Form of Administration Agreement to be
                                     between Registrant and The Bank of New York
                                     (filed as Exhibit 9(e) to Post-Effective 3 and incorporated herein by reference).*

                                (f)  Form of Transfer Agency Agreement to be
                                     between Registrant and Fund/Plan Services,
                                     Inc. (filed as Exhibit 9(f) to
                                     Post-Effective 3 and incorporated herein by reference).*

                                (g) Form of Accounting Agreement to be between Registrant and The Bank of New York (filed as Exhibit 9(g) to Post-Effective 3 and incorporated herein by reference).*

                                (h)  Form of Cash Management Agreement to be
                                     between Registrant and The Bank of New York
                                     (filed as Exhibit 9(h) to Post-Effective 3 and incorporated herein by reference).*

                                (i)  Form of Transfer, Dividend Disbursing,
                                     Shareholder Service and Plan Agency
                                     Agreement to be between the Registrant and Unified Fund Services, Inc., formerly known as Countrywide Fund Services, Inc., prior thereto as MGF Service Corp. (filed as
                                     Exhibit 9(i) to Post-Effective 4 and
                                     incorporated herein by reference).*

              EX-99.B9.         Opinion of Counsel, Kramer Levin Naftalis &
                                Frankel LLP (filed as Exhibit 10 to
                                Pre-effective 3 and incorporated herein by reference).*

              EX-99.B10.        (a)  Consent of Independent Auditors, Deloitte &
                                     Touche (filed herewith).

                                (b)  Consent of Legal Counsel, Kramer Levin
                                     Naftalis & Frankel LLP (filed herewith).

              EX-99.B11.        Inapplicable.

              EX-99.B12.        Investment Representation letter (filed as
                                Exhibit 13 to Pre-effective 3 and incorporated herein by reference).*

              EX-99.B13.        (a) Rule 12b-1 Plan for the Service Shares of
                                    the Treasury Obligations Portfolio of the Registrant (filed as Exhibit 15(a) to Post-Effective 6 and incorporated herein by reference).*

                                (b) Rule 12b-1 Plan for the Premium Shares of the Treasury Obligations Portfolio of the Registrant (filed as Exhibit 15(b) to Post-Effective 6 and incorporated herein by reference).*

                                (c) Rule 12b-1 Plan for the Service Shares of the Prime Obligations Portfolio of the Registrant (filed as Exhibit 15 to Post-Effective 8 and incorporated herein by reference)*

              EX-99.B14.        Form of Shareholder Service Plan for the
                                Institutional and Service Shares of the Prime
                                Obligations Portfolio of the Registrant (filed as Exhibit 16 to Post-Effective 8 and incorporated herein by reference).*

              EX-99.B15.        Inapplicable.


              EX-99.B16.        Rule 2a-7 (filed as Exhibit 17 to Post-Effective
                                8 and incorporated herein by reference).*

              EX-99.B17.        Multiclass Plan adopted June 14, 1995 pursuant
                                to Rule 18f-3 under the 1940 Act (filed as
                                Exhibit 18 to Post-Effective 8 and incorporated herein by reference).*


              EX-99.B18.        Code of Ethics adopted February 11, 2000 (filed
                                herewith).


              Other Exhibits:

              EX-99.B(A)        Power of Attorney, Janet Tiebout Hanson,
                                Chairman and President (filed as Exhibit A to
                                Pre-effective 2 and incorporated herein by reference).*

              X-99.B(B)         Power of Attorney, Dort A. Cameron III, Trustee
                                (filed as Exhibit B to Pre-effective 2 and incorporated herein by reference).*

              EX-99.B(C)        Inapplicable.

              EX-99.B(D)        Power of Attorney, Karen S. Cook, Trustee (filed
                                as Exhibit D to Pre-effective 3 and incorporated herein by reference).*

              EX-99.B(E)        Power of Attorney, Anne Brown Farrell, Trustee
                                (filed as Exhibit E to Pre-effective 3 and incorporated herein by reference).*

              EX-99.B(F)        Power of Attorney, John D. Gilliam, Trustee
                                (filed as Exhibit F to Pre-effective 3 and incorporated herein by reference).*

              * Previously filed.

Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

              Section 10.01 of the Registrant's Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section
              10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties under the Trust Instrument.

              The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, Section 10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for Section 10.02.

              The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as
              Exhibit 1 and incorporated herein by reference.

              Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Advisers.

              The description of Milestone Capital Management L.P. under the caption "Management of the Trust The Adviser" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

              The address of Milestone Capital Management L.P. is One Executive Boulevard, Yonkers, New York 10701. The General Partner of Milestone Capital Management L.P. is Milestone Capital Management Corp. The principal shareholder of Milestone Capital Management Corp. is Janet Tiebout Hanson. The following are the partners and executive officers of Milestone Capital Management L.P., including any business connections of a substantial nature which they have had in the past two years.

       Janet Tiebout Hanson, President, Chief Executive Officer, and Chief Investment Officer

              President and Chief Executive Officer of Milestone Capital Management Corp., One Executive Boulevard, Yonkers, New York 10701. From September 1993 to May 1994, Ms. Hanson was Managing Director of the Hanson Consulting Group, Ltd., 38 Forest Lane, Bronxville, New York 10708. From October 1991 to August 1993, she was Vice President of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.

       Elizabeth C. Cameron, Limited Partner

              Laboratory Assistant, New York Medical Hospital Medical Genetics Laboratory. From May 1968 to June 1970, Ms. Cameron was a banker with State Street Bank & Trust.

       Sarah Brooke Cameron, Limited Partner

              Film Maker, Brilliant Mistakes Production, 42 Bond St., 6th Floor, New York, New York 10012. From November 1993 to July 1995, Ms. Cameron was a film maker for 2637 Cinema LLC, 7 East 85th Street, New York, New York 10028. From May 1993 to November 1993, Ms. Cameron was a film maker for Waynes World, 555 Melrose Avenue, Hollywood, California 90038. From September 1992 to March 1993, Ms. Cameron was a film maker for CIC Video UK, London, England.

       Eliza Lindsay Cameron, Limited Partner

              Student, Rippowam Cisqua School, Bedford, New York 10506.

       Jeffrey R. Hanson, Chief Operating Officer

              Managing Director of the Hanson Consulting Group, 38 Forest Lane, Bronxville, New York 10708.

Item 27.      Principal Underwriters.

              (a) CW Fund Distributors, Inc. formerly known as Midwest Group Financial Services, Inc., the Registrant's underwriter, serves as underwriter to the Registrant.

              (b)   Not applicable.

              (c)   Not applicable.

Item 28.      Location of Books and Records.

              The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of The Bank of New York, 100 Church Street, New York, New York 10286. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Other Information - Custodian" in Part B to this Registration Statement.

Item 29.      Management Services.

                Inapplicable.

Item 30.      Undertakings.

              Registrant undertakes to:

              (i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in
                    Section 16(c) of the 1940 Act, except to the extent such provisions are mandatory or prohibited under applicable Delaware law;

              (ii) furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 29th day of March, 2001.


                                        THE MILESTONE FUNDS

                                        By: /s/ Janet Tiebout Hanson

                                            -------------------------------
                                            Janet Tiebout Hanson, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons on the 29th day of March 2001.

                  Name                        Title               Date
                  ----                        -----               ----

/s/ Dort A. Cameron III                      Trustee        March 29, 2001
--------------------------------------
       (Dort A. Cameron III)

/s/ Christopher J. Williams                  Trustee        March 29, 2001
--------------------------------------
       (Christopher J. Williams)

/s/ Karen S. Cook                             Trustee       March 29, 2001
--------------------------------------
       (Karen S. Cook)

/s/ Anne Brown Farrell                       Trustee        March 29, 2001
--------------------------------------
       (Anne Brown Farrell)

/s/ John D. Gilliam                          Trustee        March 29, 2001
--------------------------------------
       (John D. Gilliam)

/s/ Allen Lee Sessoms                        Trustee        March 29, 2001
--------------------------------------
       (Allen Lee Sessoms)

/s/ Jeffrey R. Hanson                        Secretary      March 29, 2001
--------------------------------------
      (Jeffrey R. Hanson)